Financial Assets Measured At Fair Value Through Profit Or Loss - Additional Information (Detail) - Mangrove Insurance Guernsey PCC Limited [Member]	Sep. 27, 2021 $ / shares shares
Disclosure Of Detailed Information Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Number of protected cell	two
Redeemable Preference Shares [Member]
Disclosure Of Detailed Information Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Number of shares subscribed | shares	17,742,500
Price per share | $ / shares	$ 1